Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net, as of March 31, 2024 and December 31, 2023 was comprised as follows (in thousands):

	Estimated Useful Life (in Years)	March 31, 2024	December 31, 2023
Laboratory equipment	5	$11,586	$11,187
Furniture and office equipment	4	481	481
Computer equipment	3	241	241
Leasehold improvements	Shorter of useful life or remaining lease term	3,356	3,356
Construction in progress		13,412	8,242

Total property and equipment, gross		29,076	23,507
Less: accumulated depreciation		(8,567)	(7,842)

Total property and equipment, net		$20,509	$15,665

Property and equipment, net, as of December 31, 2023 and 2022 was comprised as follows (in thousands):

		December 31,
	Estimated Useful Life (in Years)	2023	2022
Laboratory equipment	5	$11,187	$8,441

Furniture and office equipment	4	481	477

Computer equipment	3	241	213

Leasehold improvements	Shorter of useful life or remaining lease term	3,356	2,941

Construction in progress		8,242	2,049

Total property and equipment, gross		23,507	14,121

Less: accumulated depreciation		(7,842)	(4,255)

Total property and equipment, net		$15,665	$9,866